Shareholder Fees	Aug. 01, 2021 USD ($)
DWS Tax Exempt Money Fund | DWS Tax-Exempt Portfolio | DWS Tax-Exempt Money Fund
Shareholder Fees:
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20